Segment Reporting	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 26 – SEGMENT REPORTING

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Company’s business segments.

In November 2023, the FASB issued ASU No. 2023-07, Improvements to Reportable Segment Disclosures (Topic 280). This ASU updates reportable segment disclosure requirements by requiring disclosures of significant reportable segment expenses that are regularly provided to the Chief Operating Decision Maker (“CODM”) and included within each reported measure of a segment’s profit or loss. This ASU also requires disclosure of the title and position of the individual identified as the CODM and an explanation of how the CODM uses the reported measures of a segment’s profit or loss in assessing segment performance and deciding how to allocate resources. The Company adopted this ASU on December 31, 2024 and the adoption of the ASU does not have a material effect on its consolidated financial statements.

The Company uses the management approach to determine reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s CODM for making decisions, allocating resources and assessing performance. The Company’s CODM has been identified as the CEO, who reviews consolidated results when making decisions about allocating resources and assessing the performance of the Company.

Based on the management’s assessment, the Company determined that it had two operating segments and therefore two reportable segments as defined by ASC 280, which were graphite anode business and knowledge sharing and enterprise business. The Company’s long-lived assets were all located in the PRC and substantially all of the Company’s revenue and expense were derived in the PRC. Therefore, no geographical segments were presented.

The Company’s CODM evaluates performance based on each reporting segment’s revenues and costs of revenues. Revenues, cost of revenues and gross (loss) profits by segment were presented below.

	For the years ended December 31,
	2025	2024	2023
REVENUES, NET
Graphite anode business	$46,342,154	$64,365,362	$44,384,004
Knowledge sharing and enterprise business	73,978	632,379	666,401
Total revenues	46,416,132	64,997,741	45,050,405

COSTS OF REVENUES
Graphite anode business	52,252,338	70,782,649	57,172,626
Knowledge sharing and enterprise business	11,278	12,672	281,030
Total cost of revenues	52,263,616	70,795,321	57,453,656

GROSS (LOSS) PROFIT
Graphite anode business	(5,910,184)	(6,417,287)	(12,788,622)
Knowledge sharing and enterprise business	62,700	619,707	385,371
Total gross loss	(5,847,484)	(5,797,580)	(12,403,251)

RECONCILIATION OF LOSS (SEGMENT OF GROSS LOSS)
UNALLOCATED AMOUNTS
OPERATING EXPENSES
Selling expenses	895,099	899,760	742,167
General and administrative expenses	7,329,317	7,391,664	13,040,038
Research and development expenses	1,955,588	2,507,324	1,193,082
Impairment of intangible assets	-	-	3,151,467
Total operating expenses	10,180,004	10,798,748	18,126,754

LOSS FROM OPERATIONS	(16,027,488)	(16,596,328)	(30,530,005)

OTHER (EXPENSES) INCOME
Investment income (losses)	146,361	198,176	(1,170,974)
Interest expense, net	(4,566,816)	(2,018,680)	(2,162,109)
Share subscription discount expenses	(6,534,936)	-
Other income, net	323,111	441,231	942,138
Total other expenses, net	(10,632,280)	(1,379,273)	(2,390,945)

LOSS BEFORE INCOME TAXES	$(26,659,768)	$(17,975,601)	$(32,920,950)